Accumulated other comprehensive income (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total	$ 0	$ 233
Total
Cash flows hedges realized gain	0	225
Actuarial pension gain	0	8
Total	0	233
Attributable to Dryships
Cash flows hedges realized gain	0	225
Actuarial pension gain	0	8
Total	0	233
Attributable to non controlling interest
Cash flows hedges realized gain	0	0
Actuarial pension gain	0	0
Total	$ 0	$ 0